Shareholder Report, Average Annual Return (Details) 199801_Zevenbergen Growth Fund_Institutional Class_TSR SemiAnnual {Institutional Class}	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Without Sales Load [Member] | Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class (without sales charge)
Average Annual Return, Percent		10.26%	0.16%	15.74%
Russell 3000 Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Total Return
Average Annual Return, Percent		17.15%	13.15%	14.29%
Russell 3000 Growth Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Growth Total Return
Average Annual Return, Percent		18.45%	14.65%	17.62%